Organization	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization

Zendesk was founded in Denmark in 2007 and reincorporated in Delaware in April 2009.

Our mission is to help organizations and their customers build better relationships. We are a software development company that provides a software-as-a-service, or SaaS, customer service platform. Our platform helps organizations engage with people in new ways that foster long-term customer loyalty and satisfaction. We empower organizations to better answer customers’ questions, and to solve their problems through the channels that people use every day when seeking help, such as email, chat, voice, social media and websites. Our customer service platform also helps people find answers on their own through knowledge bases and communities, capitalizing on the increasing customer preference for self-service. Our customer engagement capabilities allow organizations to proactively serve their customers, reaching out to those who may need help and soliciting feedback about their experience. The openness of our customer service platform makes it easy for organizations to integrate with their other applications. Our customer service platform consolidates the data from customer interactions and provides organizations with powerful analytics and performance benchmarking.

References to Zendesk or “we” in these notes refer to Zendesk, Inc. and its subsidiaries on a consolidated basis.